Statements of Operation (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 61,253	$ 444,232	$ 226,103	$ 1,942,606	$ 2,036,238	$ 18,564
Direct Costs	40,491	183,308	91,087	724,299	729,945	9,226
Gross Profit	20,762	260,924	135,016	1,218,307	1,306,293	9,338
Operating Expenses
Advertising	14,716	18,942	48,535	38,827	74,017	31,214
Selling	54,276	15,962	239,554	192,280	245,664	38,405
Professional: technical	150	75,770	150	148,995	7,735	22,958
Professional: legal and accounting	2,066	22,351	141,931	60,014	115,287	81,265
Rent and overhead	28,623	30,563	77,409	54,321	79,478	66,904
Office and administration	331,205	53,259	681,312	208,515	293,258	74,277
Investor relations	15,087	23,386	31,409	61,795	64,551	44,536
Stock-based compensation	95,850	51,800	456,490	237,876	262,251	822,714
Research and development	48,031	56,310	130,535	78,460	65,574	28,958
Depreciation and amortization	17,769	14,361	53,311	42,215	56,930	48,842
Total Operating Expenses	607,773	362,704	1,860,636	1,123,298	1,264,745	1,260,073
Operating Income (Loss)	(587,011)	(101,780)	(1,725,620)	95,009	41,548	(1,250,735)
Other Income and (Expense)
Interest	(30)	(9)	12	(1,709)	0	0
Interest Expense, Debt	0	0	0	0	(1,548)	(5,903)
Sale of Asset(s)	0	0	0	0	0	0
Total Other (Income) Expense	(30)	(9)	12	(1,709)	(1,548)	(5,903)
Net Income (Loss) before tax benefit	(587,041)	(101,789)	(1,725,608)	93,300	40,000	(1,256,638)
Provision for Income Taxes	(221,000)	(38,300)	(645,100)	36,500	16,400	(472,900)
Net Income (Loss)	$ (366,041)	$ (63,489)	$ (1,080,508)	$ 56,800	$ 23,600	$ (783,738)
Loss per share:
Basic	$ 0	$ 0	$ (0.01)	$ 0	$ 0	$ (0.01)
Diluted	$ 0	$ 0	$ (0.01)	$ 0	$ 0	$ (0.01)
Weighted average common shares:
Basic	130,873,528	115,562,976	119,088,587	105,858,259	113,697,283	102,421,341
Diluted	130,873,528	115,562,976	119,088,587	106,721,014	114,076,571	102,551,499